UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21411
Eaton Vance Senior Floating-Rate Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	October 31
Date of Reporting Period	July 31, 2005

Item 1. Schedule of Investments

Eaton Vance Senior Floating-Rate Trust                                                                                             as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 135.6% (1)

Principal
Amount	Borrower/Tranche Description	Value
	Aerospace and Defense — 1.6%
	Alliant Tech Systems, Inc.
$628,875	Term Loan, 4.66%, Maturing March 31, 2009	$631,233
	Hexcel Corp.
435,778	Term Loan, 5.26%, Maturing March 1, 2012	441,565
	K&F Industries, Inc.
1,653,949	Term Loan, 6.04%, Maturing November 18, 2012	1,678,965
	Standard Aero Holdings, Inc.
1,550,687	Term Loan, 5.72%, Maturing August 24, 2012	1,572,009
	Transdigm, Inc.
1,979,962	Term Loan, 5.80%, Maturing July 22, 2010	2,012,137
	Vought Aircraft Industries, Inc.
2,174,718	Term Loan, 5.99%, Maturing December 22, 2011	2,211,688
	Wam Aquisition, S.A.
695,118	Term Loan, 6.08%, Maturing April 8, 2013	690,599
695,118	Term Loan, 6.58%, Maturing April 8, 2014	693,032
	Wyle Laboratories, Inc.
279,300	Term Loan, 5.96%, Maturing January 28, 2011	283,926
		$10,215,154
	Air Transport — 0.3%
	United Airlines, Inc.
1,984,678	DIP Loan, 7.96%, Maturing December 31, 2005	2,008,246
		$2,008,246
	Automotive — 6.6%
	Accuride Corp.
2,437,353	Term Loan, 5.65%, Maturing January 31, 2012	2,460,966
	Affina Group, Inc.
1,608,915	Term Loan, 6.40%, Maturing November 30, 2011	1,617,463
	Collins & Aikman Products Co.
1,980,155	Term Loan, 7.94%, Maturing August 31, 2011	1,627,971
	CSA Acquisition Corp.
419,558	Term Loan, 5.50%, Maturing December 23, 2011	420,083
674,942	Term Loan, 5.50%, Maturing December 23, 2011	675,785
	Dayco Products, LLC
2,850,666	Term Loan, 6.43%, Maturing June 23, 2011	2,876,501
	Exide Technologies
643,480	Term Loan, 6.81%, Maturing May 5, 2010	633,828
643,480	Term Loan, 8.56%, Maturing May 5, 2010	645,491
	Federal-Mogul Corp.
7,440,981	Revolving Loan, 5.24%, Maturing December 31, 2005 (2)	6,788,035
2,559,019	Term Loan, 5.74%, Maturing December 31, 2005	2,351,899

	Goodyear Tire & Rubber Co.
$880,000	Term Loan, 4.67%, Maturing April 30, 2010	$886,914
2,950,000	Term Loan, 6.32%, Maturing April 30, 2010	2,977,196
1,000,000	Term Loan, 7.07%, Maturing March 1, 2011	996,339
	HLI Operating Co., Inc.
3,540,857	Term Loan, 6.77%, Maturing June 3, 2009	3,579,806
675,000	Term Loan, 8.92%, Maturing June 3, 2010	685,125
	Key Automotive Group
1,384,004	Term Loan, 6.34%, Maturing June 29, 2010	1,390,924
	R.J. Tower Corp.
1,725,000	DIP Revolving Loan, 6.63%, Maturing February 2, 2007	1,748,539
	Tenneco Automotive, Inc.
1,994,254	Term Loan, 5.54%, Maturing December 12, 2009	2,022,507
1,656,896	Term Loan, 5.59%, Maturing December 12, 2010	1,680,369
.	TI Automotive, Ltd
1,197,280	Term Loan, 6.91%, Maturing June 30, 2011	1,173,335
	TRW Automotive, Inc.
4,574,878	Term Loan, 5.25%, Maturing June 30, 2012	4,626,821
		$41,865,897
	Beverage and Tobacco — 2.0%
	Alliance One International, Inc.
778,050	Term Loan, 6.73%, Maturing May 13, 2010	793,125
	Constellation Brands, Inc.
4,793,908	Term Loan, 5.30%, Maturing November 30, 2011	4,874,139
	Culligan International Co.
1,175,000	Term Loan, 5.88%, Maturing September 30, 2011	1,191,891
	National Dairy Holdings, L.P.
798,000	Term Loan, 5.49%, Maturing March 15, 2012	809,471
	National Distribution Company
785,000	Term Loan, 9.96%, Maturing June 22, 2010	786,962
	Southern Wine & Spirits of America
3,789,925	Term Loan, 4.99%, Maturing May 31, 2012	3,823,876
	Sunny Delight Beverages Co.
395,294	Term Loan, 7.54%, Maturing August 20, 2010	398,259
		$12,677,723
	Building and Development — 10.7%
	AIMCO Properties, L.P.
1,300,000	Term Loan, 5.16%, Maturing November 2, 2009	1,315,437
2,000,000	Term Loan, 5.21%, Maturing November 2, 2009	2,030,626
	Biomed Realty, L.P.
3,055,000	Term Loan, 5.59%, Maturing May 31, 2010	3,058,819
	Custom Building Products, Inc.
763,088	Term Loan, 5.74%, Maturing October 29, 2011	768,334
	DMB/CHII, LLC
632,999	Term Loan, 5.79%, Maturing March 3, 2007	634,582

	Formica Corp.
$293,786	Term Loan, 8.43%, Maturing June 10, 2010	$295,255
364,083	Term Loan, 8.43%, Maturing June 10, 2010	365,903
711,927	Term Loan, 8.43%, Maturing June 10, 2010	715,487
1,035,259	Term Loan, 8.44%, Maturing June 10, 2010	1,040,435
	FT-FIN Acquisition, LLC
1,238,862	Term Loan, 7.88%, Maturing November 17, 2007	1,241,959
	General Growth Properties, Inc.
8,663,759	Term Loan, 5.49%, Maturing November 12, 2008	8,786,854
	Hovstone Holdings, LLC
1,230,000	Term Loan, 5.59%, Maturing February 28, 2009	1,233,075
	Landsource Communities, LLC
6,011,000	Term Loan, 5.94%, Maturing March 31, 2010	6,042,936
	LNR Property Corp.
4,772,669	Term Loan, 6.21%, Maturing February 3, 2008	4,822,524
1,500,000	Term Loan, 6.21%, Maturing February 3, 2008	1,500,937
	LNR Property Holdings
935,000	Term Loan, 7.71%, Maturing February 3, 2008	932,078
	MAAX Corp.
811,800	Term Loan, 5.99%, Maturing June 4, 2011	813,829
	NCI Building Systems, Inc.
744,975	Term Loan, 5.41%, Maturing June 18, 2010	753,822
	Newkirk Master, L.P.
473,045	Term Loan, 7.95%, Maturing November 24, 2006	473,341
	Newkirk Tender Holdings, LLC
1,806,929	Term Loan, 7.99%, Maturing May 25, 2006	1,811,446
944,444	Term Loan, 9.49%, Maturing May 25, 2006	946,806
	Nortek, Inc.
2,774,013	Term Loan, 5.92%, Maturing August 27, 2011	2,801,753
	Panolam Industries Holdings, Inc.
891,116	Term Loan, 6.56%, Maturing December 3, 2010	897,799
1,181,536	Term Loan, 10.81%, Maturing June 3, 2011	1,208,121
	Ply Gem Industries, Inc.
699,129	Term Loan, 5.60%, Maturing February 12, 2011	700,877
190,942	Term Loan, 6.16%, Maturing February 12, 2011	191,419
1,299,413	Term Loan, 6.16%, Maturing February 12, 2011	1,302,661
	South Edge, LLC
612,500	Term Loan, 5.31%, Maturing October 31, 2007	615,435
787,500	Term Loan, 5.56%, Maturing October 31, 2009	795,375
	St. Marys Cement, Inc.
5,900,101	Term Loan, 5.49%, Maturing December 4, 2010	5,955,414
	Stile Acquisition Corp.
1,903,604	Term Loan, 5.66%, Maturing April 6, 2013	1,910,742
	Stile U.S. Acquisition Corp.
1,906,846	Term Loan, 5.66%, Maturing April 6, 2013	1,913,997

	Sugarloaf Mills, L.P.
$1,500,000	Term Loan, 5.19%, Maturing April 7, 2007	$1,507,500
	The Macerich Partnership, L.P.
1,390,000	Term Loan, 4.89%, Maturing July 30, 2007	1,391,737
1,210,000	Term Loan, 6.75%, Maturing April 25, 2010	1,214,537
	The Woodlands Community Property Co.
1,022,000	Term Loan, 5.59%, Maturing November 30, 2007	1,028,387
1,319,000	Term Loan, 7.59%, Maturing November 30, 2007	1,338,785
	Tousa/Kolter, LLC
2,070,000	Term Loan, 5.78%, Maturing January 7, 2008 (2)	2,080,350
	Trustreet Properties, Inc.
865,000	Term Loan, 5.34%, Maturing April 8, 2010	872,028
		$67,311,402
	Business Equipment and Services — 3.5%
	Allied Security Holdings, LLC
1,691,479	Term Loan, 7.24%, Maturing June 30, 2010	1,721,080
	Baker & Taylor, Inc.
2,200,000	Term Loan, 10.16%, Maturing May 6, 2011	2,222,000
	Buhrmann US, Inc.
3,147,222	Term Loan, 5.82%, Maturing December 31, 2010	3,206,233
	DynCorp International, LLC
1,226,925	Term Loan, 6.06%, Maturing February 11, 2011	1,242,517
	Global Imaging Systems, Inc.
486,350	Term Loan, 4.92%, Maturing May 10, 2010	490,150
	Info USA, Inc.
852,273	Term Loan, 5.99%, Maturing March 25, 2009	854,403
844,618	Term Loan, 6.24%, Maturing June 9, 2010	846,729
	Iron Mountain, Inc.
2,315,595	Term Loan, 5.13%, Maturing April 2, 2011	2,340,777
	Language Line, Inc.
2,551,920	Term Loan, 7.90%, Maturing June 11, 2011	2,585,016
	Mitchell International, Inc.
378,953	Term Loan, 6.24%, Maturing August 13, 2011	384,992
1,237,500	Term Loan, 9.34%, Maturing August 15, 2012	1,268,437
	Protection One, Inc.
925,900	Term Loan, 6.35%, Maturing April 18, 2011	938,631
	Quintiles Transnational Corp.
1,496,146	Term Loan, 5.24%, Maturing September 25, 2009	1,504,562
	Transaction Network Services, Inc.
1,137,150	Term Loan, 5.41%, Maturing May 4, 2012	1,142,836
	Western Inventory Services
525,000	Term Loan, 10.23%, Maturing October 14, 2011	529,594
	Williams Scotsman, Inc.
750,000	Term Loan, 5.98%, Maturing June 27, 2010	759,844
		$22,037,801

	Cable and Satellite Television — 8.5%
	Adelphia Communications Corp.
$3,382,074	DIP Loan, 5.38%, Maturing March 31, 2006	$3,395,285
	Atlantic Broadband Finance, LLC
4,294,434	Term Loan, 6.11%, Maturing September 1, 2011	4,364,219
	Bragg Communication, Inc.
1,042,125	Term Loan, 5.82%, Maturing August 31, 2011	1,054,500
	Bresnan Communications, LLC
2,000,000	Term Loan, 7.21%, Maturing September 30, 2009	2,029,376
	Canadian Cable Acquisition Co., Inc.
1,485,000	Term Loan, 6.49%, Maturing July 30, 2011	1,507,740
	Cebridge Connections, Inc.
1,491,125	Term Loan, 6.61%, Maturing February 23, 2009	1,496,717
1,580,000	Term Loan, 9.39%, Maturing February 23, 2010	1,581,975
	Charter Communications Operating, LLC
12,211,318	Term Loan, 6.93%, Maturing April 27, 2011	12,178,604
	Insight Midwest Holdings, LLC
7,126,401	Term Loan, 5.63%, Maturing December 31, 2009	7,126,401
	MCC Iowa, LLC
5,940,112	Term Loan, 5.44%, Maturing February 3, 2014	6,018,902
	Mediacom Illinois, LLC
2,805,900	Term Loan, 5.72%, Maturing March 31, 2013	2,848,182
	NTL, Inc.
2,300,000	Term Loan, 6.41%, Maturing April 13, 2012	2,323,097
	Rainbow National Services, LLC
2,779,921	Term Loan, 6.13%, Maturing March 31, 2012	2,809,110
	UGS Corp.
2,564,125	Term Loan, 5.49%, Maturing March 31, 2012	2,602,587
	UPC Broadband Holdings B.V.
2,390,000	Term Loan, 6.25%, Maturing September 30, 2012	2,409,916
		$53,746,611
	Chemicals and Plastics — 7.7%
	Brenntag AG
2,975,000	Term Loan, 5.88%, Maturing December 9, 2011	3,012,782
	Carmeuse Lime, Inc.
622,125	Term Loan, 5.50%, Maturing May 2, 2011	626,791
	Celanese Holdings, LLC
3,610,367	Term Loan, 5.38%, Maturing April 6, 2011	3,676,935
	Hercules, Inc.
873,938	Term Loan, 5.31%, Maturing October 8, 2010	885,626
	Hexion Specialty Chemicals, Inc.
170,000	Term Loan, 5.88%, Maturing May 31, 2012	172,125
707,700	Term Loan, 5.88%, Maturing May 31, 2012	716,546
977,300	Term Loan, 5.88%, Maturing May 31, 2012	989,516

	Huntsman International, LLC
$5,806,299	Term Loan, 5.75%, Maturing December 31, 2010	$5,824,444
	Huntsman, LLC
2,046,154	Term Loan, 6.40%, Maturing March 31, 2010	2,053,827
	Innophos, Inc.
941,463	Term Loan, 5.55%, Maturing August 13, 2010	951,073
	Invista B.V.
3,601,940	Term Loan, 5.75%, Maturing April 29, 2011	3,662,723
1,562,761	Term Loan, 5.75%, Maturing April 29, 2011	1,589,133
	ISP Chemco, Inc.
1,481,250	Term Loan, 5.46%, Maturing March 27, 2011	1,499,766
	Kraton Polymer, LLC
3,300,036	Term Loan, 6.28%, Maturing December 23, 2010	3,353,662
	Mosaic Co.
1,436,400	Term Loan, 5.22%, Maturing February 21, 2012	1,456,375
	Nalco Co.
6,594,684	Term Loan, 5.65%, Maturing November 4, 2010	6,712,155
	Niagara Acquisition, Inc.
1,273,688	Term Loan, 5.50%, Maturing February 11, 2012	1,289,211
	Professional Paint, Inc.
938,437	Term Loan, 6.80%, Maturing September 30, 2011	952,514
	Rockwood Specialties Group, Inc.
4,427,750	Term Loan, 5.93%, Maturing December 10, 2012	4,507,082
	Solo Cup Co.
2,680,172	Term Loan, 5.40%, Maturing February 27, 2011	2,714,344
	Wellman, Inc.
2,250,000	Term Loan, 7.21%, Maturing February 10, 2009	2,295,000
		$48,941,630
	Clothing/Textiles — 0.6%
	Propex Fabrics, Inc.
341,250	Term Loan, 5.74%, Maturing December 31, 2011	341,677
	SI Corp.
1,578,075	Term Loan, 7.49%, Maturing December 9, 2009	1,589,911
	St. John Knits International, Inc.
798,000	Term Loan, 6.00%, Maturing March 23, 2012	807,476
	The William Carter Co.
925,000	Term Loan, 5.24%, Maturing July 14, 2012	939,165
		$3,678,229
	Conglomerates — 3.2%
	Amsted Industries, Inc.
3,457,940	Term Loan, 6.12%, Maturing October 15, 2010	3,504,044
	Blount, Inc.
664,131	Term Loan, 5.98%, Maturing August 9, 2010	674,093

	Euramax International, Inc.
$715,000	Term Loan, 5.88%, Maturing June 28, 2012	$727,066
501,316	Term Loan, 10.55%, Maturing June 28, 2013	502,569
248,684	Term Loan, 10.55%, Maturing June 28, 2013	249,306
	Gentek, Inc.
588,525	Term Loan, 6.09%, Maturing February 25, 2011	590,806
800,000	Term Loan, 9.35%, Maturing February 25, 2012	763,600
	Goodman Global Holdings, Inc.
1,198,975	Term Loan, 5.88%, Maturing December 23, 2011	1,217,335
	Johnson Diversey, Inc.
2,329,044	Term Loan, 4.90%, Maturing November 30, 2009	2,352,698
1,180,000	Term Loan, 4.96%, Maturing November 30, 2009	1,192,537
	Penn Engineering & Manufacturing Corp.
500,000	Term Loan, 5.97%, Maturing May 25, 2011	505,000
	Polymer Group, Inc.
486,507	Term Loan, 6.73%, Maturing April 27, 2010	496,035
1,750,000	Term Loan, 9.73%, Maturing April 27, 2011	1,790,833
	PP Acquisition Corp.
2,619,172	Term Loan, 5.74%, Maturing November 12, 2011	2,637,723
	Rexnord Corp.
953,475	Term Loan, 6.80%, Maturing December 31, 2011	966,784
2,088,160	Term Loan, 6.80%, Maturing December 31, 2011	2,117,306
		$20,287,735
	Containers and Glass Products — 6.1%
	Ball Corp.
1,716,424	Term Loan, 4.49%, Maturing December 31, 2009	1,725,901
	Berry Plastics Corp.
2,130,719	Term Loan, 5.60%, Maturing June 30, 2010	2,166,408
	BWAY Corp.
603,260	Term Loan, 5.75%, Maturing June 30, 2011	612,592
	Consolidated Container Holding, LLC
1,188,000	Term Loan, 6.69%, Maturing December 15, 2008	1,203,592
	Crown America, Inc.
500,000	Revolving Loan, 0.00%, Maturing February 15, 2010 (2)	498,594
	Dr. Pepper/Seven Up Bottling Group, Inc.
6,239,795	Term Loan, 5.35%, Maturing December 19, 2010	6,334,952
	Graham Packaging Holdings Co.
4,378,000	Term Loan, 6.03%, Maturing October 7, 2011	4,451,423
2,000,000	Term Loan, 7.75%, Maturing April 7, 2012	2,062,916
	Graphic Packaging International, Inc.
5,666,972	Term Loan, 6.03%, Maturing August 8, 2009	5,750,209
	IPG (US), Inc.
2,174,075	Term Loan, 5.72%, Maturing July 28, 2011	2,213,932

	Owens-Illinois, Inc.
$1,216,832	Term Loan, 5.12%, Maturing April 1, 2007	$1,227,479
788,429	Term Loan, 5.19%, Maturing April 1, 2007	796,642
1,178,229	Term Loan, 5.27%, Maturing April 1, 2008	1,189,274
	Smurfit-Stone Container Corp.
589,195	Term Loan, 3.33%, Maturing November 1, 2010	599,138
1,489,203	Term Loan, 5.38%, Maturing November 1, 2011	1,513,868
4,685,187	Term Loan, 5.47%, Maturing November 1, 2011	4,762,788
	U.S. Can Corp.
1,481,250	Term Loan, 7.65%, Maturing January 15, 2010	1,488,656
		$38,598,364
	Cosmetics/Toiletries — 0.8%
	American Safety Razor Co.
962,587	Term Loan, 6.01%, Maturing February 28, 2012	974,620
	Church & Dwight Co., Inc.
1,555,363	Term Loan, 5.24%, Maturing May 30, 2011	1,573,509
	Prestige Brands, Inc.
1,777,500	Term Loan, 5.38%, Maturing April 7, 2011	1,796,756
	Revlon Consumer Products Corp.
945,000	Term Loan, 9.43%, Maturing July 9, 2010	979,256
		$5,324,141
	Drugs — 0.7%
	Warner Chilcott Corp.
2,909,447	Term Loan, 6.07%, Maturing January 18, 2012	2,943,997
1,172,365	Term Loan, 6.18%, Maturing January 18, 2012	1,186,287
541,600	Term Loan, 6.18%, Maturing January 18, 2012	548,031
		$4,678,315
	Ecological Services and Equipment — 2.3%
	Alderwoods Group, Inc.
250,652	Term Loan, 5.35%, Maturing September 29, 2009	254,020
	Allied Waste Industries, Inc.
1,324,185	Term Loan, 4.87%, Maturing January 15, 2010	1,333,869
3,469,280	Term Loan, 5.54%, Maturing January 15, 2012	3,497,107
	Envirocare of Utah, LLC
1,570,227	Term Loan, 6.11%, Maturing April 15, 2010	1,591,818
	Environmental Systems Products Holdings, Inc.
1,410,521	Term Loan, 6.94%, Maturing December 12, 2008	1,437,850
2,500,000	Term Loan, 13.50%, Maturing December 12, 2010	2,571,875
	IESI Corp.
970,588	Term Loan, 5.55%, Maturing January 20, 2012	985,147
	Sensus Metering Systems, Inc.
381,522	Term Loan, 6.02%, Maturing December 17, 2010	386,132
2,543,478	Term Loan, 6.02%, Maturing December 17, 2010	2,574,211
		$14,632,029

	Electronics/Electrical — 3.4%
	AMI Semiconductor, Inc.
$1,187,025	Term Loan, 4.99%, Maturing April 1, 2012	$1,193,949
	Communications & Power, Inc.
1,022,222	Term Loan, 5.38%, Maturing July 23, 2010	1,039,472
1,089,000	Term Loan, 5.34%, Maturing March 17, 2011	1,096,487
	Fairchild Semiconductor Corp.
1,963,872	Term Loan, 5.35%, Maturing December 31, 2010	1,985,966
	Invensys International Holdings Ltd.
3,040,065	Term Loan, 6.88%, Maturing September 5, 2009	3,085,666
	Rayovac Corp.
3,730,650	Term Loan, 5.48%, Maturing February 7, 2012	3,783,502
	Seagate Technology Holdings, Inc.
2,134,000	Term Loan, 5.50%, Maturing November 22, 2006	2,167,788
	Security Co., Inc.
990,000	Term Loan, 7.50%, Maturing June 30, 2010	998,662
1,000,000	Term Loan, 11.25%, Maturing June 30, 2011	1,013,750
	Telcordia Technologies, Inc.
1,975,050	Term Loan, 6.07%, Maturing September 15, 2012	1,971,347
	United Online, Inc.
262,833	Term Loan, 6.73%, Maturing December 13, 2008	264,147
	Vertafore, Inc.
1,440,577	Term Loan, 6.06%, Maturing December 22, 2010	1,449,581
500,000	Term Loan, 9.51%, Maturing December 22, 2011	507,500
	Viasystems, Inc.
993,130	Term Loan, 7.64%, Maturing September 30, 2009	1,003,061
		$21,560,878
	Equipment Leasing — 1.5%
	Ashtead Group, PLC
1,000,000	Term Loan, 5.56%, Maturing November 12, 2009	1,015,000
	Maxim Crane Works, L.P.
1,450,000	Term Loan, 8.94%, Maturing January 28, 2012	1,511,625
	United Rentals, Inc.
1,121,250	Term Loan, 3.34%, Maturing February 14, 2011	1,137,601
5,536,172	Term Loan, 5.73%, Maturing February 14, 2011	5,609,526
		$9,273,752
	Farming/Agriculture — 0.3%
	Central Garden & Pet Co.
1,529,715	Term Loan, 5.19%, Maturing May 15, 2009	1,548,836
		$1,548,836
	Financial Intermediaries — 1.6%
	Coinstar, Inc.
579,063	Term Loan, 5.55%, Maturing July 7, 2011	587,749

	Fidelity National Information Solutions, Inc.
$6,473,775	Term Loan, 5.10%, Maturing March 9, 2013	$6,494,582
	Refco Group Ltd., LLC
2,761,150	Term Loan, 5.48%, Maturing August 5, 2011	2,779,097
		$9,861,428
	Food Products — 5.1%
	Acosta Sales Co., Inc.
992,500	Term Loan, 5.35%, Maturing August 13, 2010	1,006,458
	American Seafoods Holdings, LLC
1,629,294	Term Loan, 6.74%, Maturing March 31, 2009	1,641,005
	Atkins Nutritional, Inc.
928,753	Term Loan, 8.25%, Maturing November 26, 2009 (3)	594,402
	Chiquita Brands, LLC
1,190,000	Term Loan, 5.84%, Maturing June 28, 2012	1,210,081
	Del Monte Corp.
867,367	Term Loan, 5.18%, Maturing February 8, 2012	878,968
	Doane Pet Care Co.
2,104,100	Term Loan, 7.41%, Maturing November 5, 2009	2,144,429
	Dole Food Co., Inc.
1,653,491	Term Loan, 5.18%, Maturing April 18, 2012	1,673,901
	Herbalife International, Inc.
431,200	Term Loan, 5.37%, Maturing December 21, 2010	434,434
	Interstate Brands Corp.
1,047,089	Term Loan, 7.63%, Maturing July 19, 2007	1,043,686
	Merisant Co.
3,292,506	Term Loan, 6.93%, Maturing January 11, 2010	3,218,424
	Michael Foods, Inc.
4,016,107	Term Loan, 5.29%, Maturing November 21, 2010	4,086,389
6,000,000	Term Loan, 6.59%, Maturing November 21, 2011	6,153,750
	Pinnacle Foods Holdings Corp.
5,579,375	Term Loan, 6.76%, Maturing November 25, 2010	5,643,013
	Reddy Ice Group, Inc.
2,032,378	Term Loan, 5.99%, Maturing July 31, 2009	2,055,243
677,459	Term Loan, 5.99%, Maturing July 31, 2009	681,482
		$32,465,665
	Food Service — 3.5%
	AFC Enterprises, Inc.
1,580,000	Term Loan, 5.75%, Maturing May 11, 2011	1,599,750
	Arby’s Restaurant Group, Inc.
335,000	Term Loan, 5.73%, Maturing July 25, 2012	339,571
	Buffets, Inc.
418,182	Term Loan, 6.78%, Maturing June 28, 2009	421,318
1,997,337	Term Loan, 7.16%, Maturing June 28, 2009	2,012,317
	Burger King Corp.
1,420,000	Term Loan, 5.19%, Maturing June 30, 2012	1,443,815

	Carrols Corp.
$2,532,275	Term Loan, 6.00%, Maturing December 31, 2010	$2,570,786
	CKE Restaurants, Inc.
426,127	Term Loan, 5.50%, Maturing May 1, 2010	430,388
	Denny’s, Inc.
965,154	Term Loan, 6.72%, Maturing September 21, 2009	991,093
	Domino’s, Inc.
6,376,462	Term Loan, 5.25%, Maturing June 25, 2010	6,478,091
	Gate Gourmet Borrower, LLC
1,468,887	Term Loan, 9.65%, Maturing December 31, 2008	1,452,362
	Jack in the Box, Inc.
2,955,001	Term Loan, 5.18%, Maturing January 8, 2011	2,992,863
	Ruth’s Chris Steak House, Inc.
721,429	Term Loan, 6.50%, Maturing March 11, 2011	723,232
	Weight Watchers International, Inc.
918,063	Term Loan, 5.11%, Maturing March 31, 2010	928,391
		$22,383,977
	Food/Drug Retailers — 1.8%
	Cumberland Farms, Inc.
887,200	Term Loan, 5.22%, Maturing September 8, 2008	892,191
	General Nutrition Centers, Inc.
1,000,000	Revolving Loan, 0.00%, Maturing December 7, 2009 (2)	980,000
1,015,762	Term Loan, 6.50%, Maturing December 7, 2009	1,026,766
	Giant Eagle, Inc.
1,969,107	Term Loan, 5.22%, Maturing August 6, 2009	1,996,182
	Rite Aid Corp.
1,682,288	Term Loan, 5.11%, Maturing September 22, 2009	1,698,409
	The Jean Coutu Group (PJC), Inc.
2,654,938	Term Loan, 5.94%, Maturing July 30, 2011	2,700,571
	The Pantry, Inc.
2,076,659	Term Loan, 5.74%, Maturing March 12, 2011	2,107,809
		$11,401,928
	Forest Products — 2.4%
	Appleton Papers, Inc.
1,919,200	Term Loan, 5.64%, Maturing June 11, 2010	1,938,392
	Boise Cascade Holdings, LLC
3,674,712	Term Loan, 5.25%, Maturing October 29, 2011	3,734,658
	Buckeye Technologies, Inc.
3,138,958	Term Loan, 5.34%, Maturing April 15, 2010	3,184,081
	Escanaba Timber, LLC
590,000	Term Loan, 6.00%, Maturing May 2, 2008	601,063
	Koch Cellulose, LLC
197,887	Term Loan, 4.84%, Maturing May 7, 2011	200,484
644,409	Term Loan, 4.84%, Maturing May 7, 2011	652,867

	NewPage Corp.
$2,650,000	Term Loan, 6.38%, Maturing May 2, 2011	$2,703,000
	RLC Industries Co.
1,168,071	Term Loan, 4.99%, Maturing February 24, 2010	1,174,399
	Xerium Technologies, Inc.
900,000	Term Loan, 5.07%, Maturing May 18, 2012	913,782
		$15,102,726
	Healthcare — 8.3%
	Accredo Health, Inc.
1,832,817	Term Loan, 5.24%, Maturing June 30, 2011	1,839,690
	Alliance Imaging, Inc.
1,119,752	Term Loan, 5.87%, Maturing December 29, 2011	1,136,549
	AMN Healthcare, Inc.
1,367,979	Term Loan, 6.49%, Maturing October 2, 2008	1,388,499
	AMR HoldCo, Inc.
1,770,563	Term Loan, 5.67%, Maturing February 10, 2012	1,799,888
	Carl Zeiss Topco GMBH
368,333	Term Loan, 6.24%, Maturing February 28, 2013	369,714
736,667	Term Loan, 6.74%, Maturing February 28, 2014	743,113
375,000	Term Loan, 8.99%, Maturing August 31, 2014	381,094
	Colgate Medical, Ltd.
1,104,545	Term Loan, 5.48%, Maturing December 30, 2008	1,116,281
	Community Health Systems, Inc.
7,187,160	Term Loan, 5.07%, Maturing August 19, 2011	7,292,725
	Concentra Operating Corp.
3,633,776	Term Loan, 6.01%, Maturing June 30, 2009	3,686,012
	Conmed Corp.
1,201,652	Term Loan, 5.71%, Maturing December 31, 2009	1,216,485
	Encore Medical IHC, Inc.
1,560,000	Term Loan, 6.40%, Maturing October 4, 2010	1,582,425
	Envision Worldwide, Inc.
1,289,167	Term Loan, 8.56%, Maturing September 30, 2010	1,295,613
	Express Scripts, Inc.
1,481,250	Term Loan, 4.77%, Maturing February 13, 2010	1,496,063
	FHC Health Systems, Inc.
928,571	Term Loan, 8.91%, Maturing December 18, 2009	937,857
650,000	Term Loan, 11.91%, Maturing December 18, 2009	656,500
500,000	Term Loan, 12.23%, Maturing February 7, 2011	501,875
	Healthcare Partners, LLC
404,875	Term Loan, 5.82%, Maturing March 2, 2011	408,418
	Healthsouth Corp.
925,000	Term Loan, 5.98%, Maturing June 14, 2007	937,574
260,000	Term Loan, 3.09%, Maturing March 21, 2010	263,534
	Kinetic Concepts, Inc.
2,078,049	Term Loan, 5.24%, Maturing August 11, 2009	2,102,726

	Knowledge Learning Corp.
$3,779,222	Term Loan, 5.99%, Maturing January 7, 2012	$3,807,566
	Leiner Health Products, Inc.
985,050	Term Loan, 6.38%, Maturing May 27, 2011	1,001,057
	Lifepoint Hospitals, Inc.
3,742,200	Term Loan, 5.01%, Maturing April 15, 2012	3,780,292
	Magellan Health Services, Inc.
1,111,111	Term Loan, 5.78%, Maturing August 15, 2008	1,126,389
1,638,889	Term Loan, 5.86%, Maturing August 15, 2008	1,663,472
	National Mentor, Inc.
1,299,405	Term Loan, 5.73%, Maturing September 30, 2011	1,316,459
	Select Medical Holding Corp.
1,441,387	Term Loan, 5.04%, Maturing February 24, 2012	1,449,046
	Sunrise Medical Holdings, Inc.
968,577	Term Loan, 6.70%, Maturing May 13, 2010	969,788
	Talecris Biotherapeutics, Inc.
1,007,475	Term Loan, 6.54%, Maturing March 31, 2010	1,009,994
	Team Health, Inc.
1,723,432	Term Loan, 6.24%, Maturing March 23, 2011	1,723,432
	Vanguard Health Holding Co., LLC
995,000	Term Loan, 6.35%, Maturing September 23, 2005	1,012,413
1,225,738	Term Loan, 6.74%, Maturing September 23, 2011	1,247,188
	VWR International, Inc.
1,189,933	Term Loan, 6.14%, Maturing April 7, 2011	1,205,924
		$52,465,655
	Home Furnishings — 2.3%
	Jarden Corp.
2,946,150	Term Loan, 5.47%, Maturing January 24, 2012	2,974,297
	Knoll, Inc.
2,774,588	Term Loan, 6.44%, Maturing September 30, 2011	2,819,675
	Sealy Mattress Co.
2,443,009	Term Loan, 5.13%, Maturing April 6, 2012	2,467,439
	Simmons Co.
5,406,210	Term Loan, 5.82%, Maturing December 19, 2011	5,458,018
	Termpur-Pedic, Inc.
987,406	Term Loan, 5.74%, Maturing June 30, 2009	997,897
		$14,717,326
	Industrial Equipment — 1.7%
	Alliance Laundry Holdings, LLC
1,004,250	Term Loan, 5.59%, Maturing January 27, 2012	1,020,569
	Chart Industries, Inc.
2,468,366	Term Loan, 6.94%, Maturing September 15, 2009	2,474,537
	Douglas Dynamics Holdings, Inc.
995,000	Term Loan, 5.48%, Maturing December 16, 2010	1,007,438

	Flowserve Corp.
$1,964,157	Term Loan, 6.22%, Maturing June 30, 2009	$1,977,252
	Gleason Corp.
462,480	Term Loan, 6.28%, Maturing July 27, 2011	467,490
1,250,000	Term Loan, 8.60%, Maturing January 31, 2012	1,271,875
	Itron, Inc.
784,616	Term Loan, 5.28%, Maturing December 17, 2010	793,933
	National Waterworks, Inc.
885,246	Term Loan, 5.99%, Maturing November 22, 2009	897,418
	Terex Corp.
798,481	Term Loan, 5.68%, Maturing June 30, 2009	809,960
		$10,720,472
	Insurance — 1.3%
	Alliant Resources Group, Inc.
1,386,000	Term Loan, 6.88%, Maturing August 31, 2011	1,396,395
	CCC Information Services Group
1,003,342	Term Loan, 6.24%, Maturing August 20, 2010	1,018,392
	Conseco, Inc.
4,316,255	Term Loan, 6.99%, Maturing June 22, 2010	4,358,519
	U.S.I. Holdings Corp.
1,248,725	Term Loan, 6.18%, Maturing August 11, 2008	1,254,188
		$8,027,494
	Leisure Goods/Activities/Movies — 8.1%
	24 Hour Fitness Worldwide, Inc.
1,675,000	Term Loan, 6.78%, Maturing June 8, 2012	1,702,743
	Alliance Atlantis Communications, Inc.
623,438	Term Loan, 5.27%, Maturing December 20, 2011	633,179
	AMF Bowling Worldwide, Inc.
1,774,957	Term Loan, 6.58%, Maturing August 27, 2009	1,789,934
	Cinemark, Inc.
1,975,000	Term Loan, 5.18%, Maturing March 31, 2011	2,003,144
	Fender Musical Instruments Co.
705,000	Term Loan, 7.71%, Maturing March 30, 2012	713,813
	Loews Cineplex Entertainment Corp.
5,052,353	Term Loan, 5.64%, Maturing July 30, 2011	5,093,797
	Metro-Goldwyn-Mayer Holdings
10,065,000	Term Loan, 5.74%, Maturing April 8, 2012	10,185,780
	Regal Cinemas Corp.
7,485,987	Term Loan, 5.24%, Maturing November 10, 2010	7,574,883
	Six Flags Theme Parks, Inc.
7,843,398	Term Loan, 6.19%, Maturing June 30, 2008	7,961,048
	Universal City Development Partners, Ltd.
1,850,700	Term Loan, 5.46%, Maturing June 9, 2011	1,875,375

	WMG Acquisition Corp.
$875,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	$853,399
9,986,948	Term Loan, 5.45%, Maturing February 28, 2011	10,095,736
	Yankees Holdings & YankeeNets, LLC
400,714	Term Loan, 5.53%, Maturing June 25, 2007	403,720
		$50,886,551
	Lodging and Casinos — 4.9%
	Alliance Gaming Corp.
4,963,164	Term Loan, 6.77%, Maturing September 5, 2009	4,974,798
	Ameristar Casinos, Inc.
505,106	Term Loan, 5.50%, Maturing December 20, 2006	511,841
	Argosy Gaming Co.
2,109,063	Term Loan, 6.75%, Maturing June 30, 2011	2,116,092
	CNL Hospitality Partners, L.P.
289,678	Term Loan, 5.85%, Maturing October 13, 2006	290,402
	CNL Resort Hotel, L.P.
1,560,000	Term Loan, 6.56%, Maturing August 18, 2006	1,563,900
	Globalcash Access, LLC
944,356	Term Loan, 5.74%, Maturing March 10, 2010	959,898
	Green Valley Ranch Gaming, LLC
1,243,751	Term Loan, 5.49%, Maturing December 17, 2011	1,260,075
	Isle of Capri Casinos, Inc.
2,263,625	Term Loan, 5.19%, Maturing February 4, 2012	2,290,859
	Marina District Finance Co., Inc.
2,761,125	Term Loan, 4.99%, Maturing October 14, 2011	2,785,859
	Pinnacle Entertainment, Inc.
1,486,425	Term Loan, 0.00%, Maturing August 27, 2010 (2)	1,492,928
1,375,000	Term Loan, 6.49%, Maturing August 27, 2010	1,395,625
	Resorts International Holdings, LLC
1,075,062	Term Loan, 5.99%, Maturing April 26, 2012	1,089,172
1,400,000	Term Loan, 9.07%, Maturing April 26, 2013	1,410,718
	Seminole Tribe of Florida
625,000	Term Loan, 5.38%, Maturing September 30, 2011	635,156
	Venetian Casino Resort, LLC
707,898	Term Loan, 0.00%, Maturing June 15, 2011	715,862
3,433,304	Term Loan, 5.24%, Maturing June 15, 2011	3,479,897
	Wyndham International, Inc.
246,552	Term Loan, 3.25%, Maturing May 10, 2011	247,784
2,606,915	Term Loan, 6.63%, Maturing May 10, 2011	2,625,163
	Wynn Las Vegas, LLC
1,225,000	Term Loan, 5.62%, Maturing December 14, 2011	1,239,853
		$31,085,882
	Nonferrous Metals/Minerals — 2.2%
	Compass Minerals Group, Inc.
176,382	Term Loan, 5.92%, Maturing November 28, 2009	178,146

	Foundation Coal Corp.
$1,453,989	Term Loan, 5.54%, Maturing July 30, 2011	$1,480,443
	ICG, LLC
1,836,125	Term Loan, 6.10%, Maturing November 5, 2010	1,865,196
	International Mill Service, Inc.
2,000,000	Term Loan, 9.24%, Maturing October 26, 2011	2,030,000
	Magnequench, Inc.
832,372	Term Loan, 10.88%, Maturing September 30, 2009	832,372
1,300,000	Term Loan, 14.38%, Maturing December 31, 2009	1,300,000
	Murray Energy Corp.
927,675	Term Loan, 6.49%, Maturing January 28, 2010	934,053
	Novelis, Inc.
1,486,058	Term Loan, 4.96%, Maturing January 6, 2012	1,507,420
2,581,731	Term Loan, 4.96%, Maturing January 6, 2012	2,618,843
	Trout Coal Holdings, LLC
1,400,000	Term Loan, 8.50%, Maturing March 23, 2012	1,407,438
		$14,153,911
	Oil and Gas — 5.0%
	Coffeyville Resources, LLC
850,000	Term Loan, 10.31%, Maturing June 24, 2013	880,281
	Dresser Rand Group, Inc.
1,370,572	Term Loan, 5.45%, Maturing October 29, 2011	1,392,201
	Dresser, Inc.
1,132,534	Term Loan, 5.99%, Maturing March 31, 2007	1,144,803
	Dynegy Holdings, Inc.
3,118,500	Term Loan, 7.34%, Maturing May 28, 2010	3,144,162
	El Paso Corp.
1,973,625	Term Loan, 5.27%, Maturing November 23, 2009	1,993,515
3,249,903	Term Loan, 6.24%, Maturing November 23, 2009	3,293,318
	Energy Transfer Company, L.P.
1,610,000	Term Loan, 6.47%, Maturing June 16, 2012	1,632,943
	Getty Petroleum Marketing, Inc.
1,907,481	Term Loan, 6.49%, Maturing May 19, 2010	1,931,325
	Kerr-McGee Corp.
2,355,000	Term Loan, 5.71%, Maturing May 24, 2007	2,372,663
4,285,000	Term Loan, 5.79%, Maturing May 24, 2011	4,364,127
	LB Pacific, L.P.
1,017,450	Term Loan, 6.15%, Maturing March 3, 2012	1,032,076
	Lyondell-Citgo Refining, L.P.
2,660,631	Term Loan, 5.51%, Maturing May 21, 2007	2,702,204
	Universal Compression, Inc.
1,035,000	Term Loan, 5.24%, Maturing February 15, 2012	1,049,393
	Williams Production RMT Co.
4,678,750	Term Loan, 5.64%, Maturing May 30, 2008	4,731,386
		$31,664,397

	Publishing — 6.4%
	American Media Operations, Inc.
$552,106	Term Loan, 6.25%, Maturing April 1, 2007	$559,583
3,735,213	Term Loan, 6.25%, Maturing April 1, 2008	3,785,795
	CBD Media, LLC
2,292,082	Term Loan, 5.84%, Maturing December 31, 2009	2,327,896
	Dex Media East, LLC
5,651,697	Term Loan, 5.08%, Maturing May 8, 2009	5,733,647
	Dex Media West, LLC
4,392,122	Term Loan, 5.13%, Maturing March 9, 2010	4,458,254
	Freedom Communications Holdings, Inc.
1,158,671	Term Loan, 4.83%, Maturing May 18, 2012	1,172,720
	Herald Media, Inc.
282,150	Term Loan, 5.56%, Maturing July 22, 2011	284,619
625,000	Term Loan, 8.99%, Maturing January 22, 2012	631,641
	Lamar Media Corp.
2,228,402	Term Loan, 5.06%, Maturing June 30, 2010	2,255,978
	Liberty Group Operating, Inc
1,334,717	Term Loan, 5.63%, Maturing February 28, 2012	1,348,342
	Merrill Communications, LLC
1,320,212	Term Loan, 5.99%, Maturing February 9, 2009	1,331,764
	Morris Publishing Group, LLC
429,000	Term Loan, 5.00%, Maturing September 30, 2010	433,424
656,700	Term Loan, 5.25%, Maturing March 31, 2011	664,704
	Nebraska Book Co., Inc.
1,441,750	Term Loan, 5.88%, Maturing March 4, 2011	1,461,574
	R.H. Donnelley Corp.
204,750	Term Loan, 5.21%, Maturing December 31, 2009	207,267
5,321,354	Term Loan, 5.20%, Maturing June 30, 2011	5,400,153
	Source Media, Inc.
1,385,412	Term Loan, 5.74%, Maturing August 30, 2012	1,407,059
250,000	Term Loan, 8.87%, Maturing August 30, 2012	254,297
	SP Newsprint Co.
3,866,667	Term Loan, 3.43%, Maturing January 9, 2010	3,898,083
1,643,333	Term Loan, 5.74%, Maturing January 9, 2010	1,669,010
	Sun Media Corp.
1,279,149	Term Loan, 5.68%, Maturing February 7, 2009	1,296,738
		$40,582,548
	Radio and Television — 4.9%
	Adams Outdoor Advertising, L.P.
1,447,254	Term Loan, 5.64%, Maturing October 15, 2011	1,469,867
	ALM Media Holdings, Inc.
1,127,175	Term Loan, 5.99%, Maturing March 5, 2010	1,129,993
	CanWest Media, Inc.
2,714,971	Term Loan, 5.64%, Maturing August 15, 2009	2,753,434

	DirecTV Holdings, LLC
$3,896,667	Term Loan, 4.91%, Maturing April 13, 2013	$3,941,548
	Gray Television, Inc.
1,150,000	Term Loan, 5.01%, Maturing December 31, 2012	1,158,266
	NEP Supershooters, L.P.
1,648,008	Term Loan, 11.48%, Maturing August 3, 2011	1,631,528
	Nexstar Broadcasting, Inc.
1,831,593	Term Loan, 5.24%, Maturing October 1, 2012	1,845,330
1,933,407	Term Loan, 5.24%, Maturing October 1, 2012	1,951,935
	PanAmSat Corp.
5,090,617	Term Loan, 5.65%, Maturing August 20, 2011	5,176,099
	Raycom TV Broadcasting, Inc.
2,275,000	Term Loan, 5.50%, Maturing February 24, 2012	2,297,750
	Spanish Broadcasting System
1,200,000	Term Loan, 7.03%, Maturing June 10, 2013	1,217,250
	Susquehanna Media Co.
5,236,875	Term Loan, 5.30%, Maturing March 9, 2012	5,302,336
	Young Broadcasting, Inc.
735,000	Term Loan, 5.64%, Maturing November 3, 2012	742,657
		$30,617,993
	Rail Industries — 0.5%
	Kansas City Southern Railway Co.
686,550	Term Loan, 5.16%, Maturing March 30, 2008	697,277
	Railamerica, Inc.
1,874,656	Term Loan, 5.56%, Maturing September 29, 2011	1,906,680
221,605	Term Loan, 5.56%, Maturing September 29, 2011	225,390
		$2,829,347
	Retailers (Except Food and Drug) — 4.5%
	Advance Stores Company, Inc.
1,515,220	Term Loan, 5.13%, Maturing September 30, 2010	1,530,372
896,191	Term Loan, 5.16%, Maturing September 30, 2010	905,153
	Alimentation Couche-Tard, Inc.
1,206,122	Term Loan, 5.19%, Maturing December 17, 2010	1,218,561
	American Achievement Corp.
628,286	Term Loan, 6.00%, Maturing March 25, 2011	634,176
	Amscan Holdings, Inc.
992,481	Term Loan, 6.34%, Maturing April 30, 2012	1,002,406
	Coinmach Laundry Corp.
2,151,547	Term Loan, 6.40%, Maturing July 25, 2009	2,179,786
	FTD, Inc.
2,433,980	Term Loan, 5.74%, Maturing February 28, 2011	2,467,447
	Harbor Freight Tools USA, Inc.
2,118,991	Term Loan, 5.78%, Maturing July 15, 2010	2,146,538
	Home Interiors & Gifts, Inc.
1,104,384	Term Loan, 8.38%, Maturing March 31, 2011	1,054,226

	Josten’s Corp.
$3,942,500	Term Loan, 5.94%, Maturing October 4, 2010	$4,006,566
	Mapco Express, Inc.
609,000	Term Loan, 6.21%, Maturing April 28, 2011	619,658
	Movie Gallery, Inc.
1,065,000	Term Loan, 6.49%, Maturing April 27, 2011	1,075,983
	Oriental Trading Co., Inc.
912,838	Term Loan, 6.00%, Maturing August 4, 2010	918,543
	Petro Stopping Center, L.P.
531,250	Term Loan, 5.94%, Maturing February 9, 2007	537,891
	Rent-A-Center, Inc.
1,989,950	Term Loan, 5.34%, Maturing June 30, 2010	2,013,829
	Riddell Bell Holdings, Inc.
496,250	Term Loan, 5.99%, Maturing September 30, 2011	503,591
	Savers, Inc.
1,112,364	Term Loan, 6.41%, Maturing August 4, 2009	1,120,707
1,000,000	Term Loan, 10.48%, Maturing August 4, 2010	1,017,500
	Stewert Enterprises, Inc.
426,085	Term Loan, 5.01%, Maturing November 19, 2011	430,080
	Travelcenters of America, Inc.
3,090,000	Term Loan, 5.09%, Maturing November 30, 2008	3,129,107
		$28,512,120
	Surface Transport — 0.8%
	Horizon Lines, LLC
940,500	Term Loan, 5.99%, Maturing July 7, 2011	954,215
	NFIL Holdings Corp.
428,571	Term Loan, 4.84%, Maturing February 27, 2010	435,000
1,090,768	Term Loan, 5.48%, Maturing February 27, 2010	1,105,766
	Sirva Worldwide, Inc.
2,482,353	Term Loan, 6.45%, Maturing December 1, 2010	2,399,609
		$4,894,590
	Telecommunications — 6.7%
	Alaska Communications Systems Holdings, Inc.
990,000	Term Loan, 5.49%, Maturing February 1, 2011	1,004,953
	American Tower, L.P.
2,932,650	Term Loan, 4.96%, Maturing August 31, 2011	2,969,308
	Centennial Cellular Operating Co., LLC
4,789,375	Term Loan, 5.68%, Maturing February 9, 2011	4,867,629
	Consolidated Communications, Inc.
2,073,752	Term Loan, 5.77%, Maturing July 27, 2015	2,107,450
	D&E Communications, Inc.
984,895	Term Loan, 5.33%, Maturing December 31, 2011	992,281
	Fairpoint Communications, Inc.
2,230,000	Term Loan, 5.55%, Maturing February 8, 2012	2,262,056

	Hawaiian Telcom Communications, Inc.
$750,000	Term Loan, 5.73%, Maturing October 31, 2012	$760,898
	Iowa Telecommunications Services, Inc.
2,616,000	Term Loan, 5.50%, Maturing November 23, 2011	2,655,648
	Metrocall, Inc. & Arch Wireless Operating
92,186	Term Loan, 5.93%, Maturing November 16, 2006	92,877
	NTelos, Inc.
1,213,900	Term Loan, 5.99%, Maturing February 18, 2011	1,217,997
	Qwest Corp.
4,000,000	Term Loan, 8.10%, Maturing June 4, 2007	4,137,188
	SBA Senior Finance, Inc.
3,756,427	Term Loan, 5.55%, Maturing October 31, 2008	3,816,688
	Spectrasite Communications, Inc.
3,243,700	Term Loan, 4.91%, Maturing May 19, 2012	3,277,827
	Stratos Global Corp.
1,063,000	Term Loan, 5.74%, Maturing December 3, 2010	1,074,627
	Triton PCS, Inc.
1,527,325	Term Loan, 6.74%, Maturing November 18, 2009	1,536,871
	Valor Telecom Enterprise, LLC
2,373,167	Term Loan, 5.49%, Maturing February 14, 2012	2,404,739
	Westcom Corp.
854,492	Term Loan, 6.43%, Maturing December 17, 2010	860,901
1,000,000	Term Loan, 10.68%, Maturing May 17, 2011	1,022,500
	Western Wireless Corp.
5,205,663	Term Loan, 6.90%, Maturing May 28, 2011	5,223,789
		$42,286,227
	Utilities — 3.8%
	Allegheny Energy Supply Co., LLC
3,482,446	Term Loan, 5.18%, Maturing March 8, 2011	3,482,446
	Cellnet Technology, Inc.
585,000	Term Loan, 6.68%, Maturing April 26, 2012	585,000
	Cogentrix Delaware Holdings, Inc.
1,745,176	Term Loan, 5.24%, Maturing January 14, 2012	1,767,536
	Covanta Energy Corp.
1,050,407	Term Loan, 3.36%, Maturing June 24, 2012	1,066,819
849,594	Term Loan, 6.46%, Maturing June 24, 2012	864,461
725,000	Term Loan, 8.96%, Maturing June 24, 2013	726,359
	KGen, LLC
897,750	Term Loan, 6.12%, Maturing August 5, 2011	893,261
	NRG Energy, Inc.
2,023,982	Term Loan, 3.39%, Maturing December 24, 2011	2,049,462
2,561,377	Term Loan, 5.37%, Maturing December 24, 2011	2,593,622
	Pike Electric, Inc.
424,668	Term Loan, 5.63%, Maturing July 1, 2012	429,976
1,882,560	Term Loan, 5.69%, Maturing July 1, 2012	1,906,092

	Plains Resources, Inc.
$1,037,858	Term Loan, 5.49%, Maturing December 17, 2010	$1,049,534
	Reliant Energy, Inc.
1,500,330	Term Loan, 6.07%, Maturing December 22, 2010	1,519,201
	Texas Genco, LLC
1,462,168	Term Loan, 5.41%, Maturing December 14, 2011	1,485,798
3,522,286	Term Loan, 5.41%, Maturing December 14, 2011	3,579,209
		$23,998,776
	Total Senior, Floating Rate Interests (identified cost $850,764,483)	$857,045,756

Corporate Bonds & Notes — 16.0%

Principal
Amount
(000’s omitted)	Security	Value
	Aerospace and Defense — 0.3%
	Argo Tech Corp., Sr. Notes
$840	9.25%, 6/1/11	$919,800
	BE Aerospace, Sr. Sub. Notes, Series B
60	8.00%, 3/1/08	60,449
	L-3 Communications Corp., Sr. Sub. Notes
95	6.375%, 10/15/15 (4)	96,425
	Sequa Corp.
500	8.875%, 4/1/08	543,750
	Standard Aero Holdings, Inc., Sr. Sub. Notes
30	8.25%, 9/1/14 (4)	31,800
		$1,652,224
	Air Transport — 0.3%
	American Airlines
750	7.80%, 10/1/06	720,530
	AMR Corp.
175	9.00%, 8/1/12	140,875
	Continental Airlines
668	7.033%, 6/15/11	574,617
	Delta Airlines Notes
1,000	7.90%, 12/15/09	270,000
	Northwest Airlines, Inc.
40	8.875%, 6/1/06	27,400
		$1,733,422
	Automotive — 0.8%
	Altra Industrial Motion, Inc.
60	9.00%, 12/1/11 (4)	57,000
	Commercial Vehicle Group, Inc., Sr. Notes
100	8.00%, 7/1/13 (4)	105,000

	Dana Credit Corp.
$100	8.375%, 8/15/07 (4)	$103,495
	Delphi Corp.
345	6.55%, 6/15/06	340,256
	Ford Motor Credit Co.
1,055	7.875%, 6/15/10	1,065,883
	General Motors Acceptance Corp.
45	6.125%, 9/15/06	45,309
395	7.00%, 2/1/12	380,057
	Keystone Automotive Operations, Inc., Sr. Sub. Notes
1,320	9.75%, 11/1/13	1,353,000
	Metaldyne Corp., Sr. Notes
575	10.00%, 11/1/13 (4)	508,875
	Tenneco Automotive, Inc.
255	8.625%, 11/15/14	267,750
	Tenneco Automotive, Inc., Series B
255	10.25%, 7/15/13	291,975
	Visteon Corp., Sr. Notes
180	8.25%, 8/1/10	174,600
		$4,693,200
	Brokers/Dealers/Investment Houses — 0.1%
	E*Trade Financial Corp., Sr. Notes
295	8.00%, 6/15/11	314,912
	Residential Capital Corp.
155	6.875%, 6/30/15 (4)	161,653
		$476,565
	Building and Development — 0.5%
	Coleman Cable, Inc., Sr. Notes
105	9.875%, 10/1/12 (4)	93,975
	Collins & Aikman Floor Cover
300	9.75%, 2/15/10	314,250
	Interface, Inc.
500	10.375%, 2/1/10	557,500
	Interline Brands, Inc., Sr. Sub. Notes
487	11.50%, 5/15/11	543,005
	MAAX Corp., Sr. Sub. Notes
115	9.75%, 6/15/12	109,825
	Nortek, Inc., Sr. Sub Notes
465	8.50%, 9/1/14	455,119

	NTK Holdings, Inc., Sr. Disc. Notes
$225	10.75%, 3/1/14 (4)	$129,375
	Ply Gem Industries, Inc., Sr. Sub. Notes
780	9.00%, 2/15/12	686,400
	RMCC Acquisition Co., Sr. Sub. Notes
325	9.50%, 11/1/12 (4)	323,375
		$3,212,824
	Business Equipment and Services — 0.7%
	Aearo Co. I, Sr. Sub. Notes
155	8.25%, 4/15/12	156,550
	FTI Consulting, Sr. Notes
95	7.625%, 6/15/13 (4)	97,019
	Hydrochem Industrial Services, Inc., Sr. Sub Notes
185	9.25%, 2/15/13 (4)	174,825
	Neff Rental/Neff Finance
275	11.25%, 6/15/12 (4)	286,000
	Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
20	9.875%, 8/15/11	21,250
	NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes
272	11.75%, 1/1/12	265,808
	Quintiles Transnational Corp., Sr. Sub. Notes
2,000	10.00%, 10/1/13	2,240,000
	Safety Products Holdings, Sr. Notes (PIK)
90	11.75%, 1/1/12 (4)	89,325
	Sungard Data Systems, Inc., Sr. Notes
630	9.125%, 8/15/13 (4)	660,908
	Sungard Data Systems, Inc., Sr. Sub. Notes
420	10.25%, 8/15/15 (4)	440,643
	Williams Scotsman, Inc., Sr. Notes
15	10.00%, 8/15/08	16,425
		$4,448,753
	Cable and Satellite Television — 1.5%
	Charter Communications Holdings II, LLC, Sr. Notes
380	10.25%, 9/15/10	394,250
	Charter Communications Holdings, LLC, Sr. Notes
900	10.25%, 1/15/10	722,250
	Charter Communications Holdings, LLC/Charter Communications Holdings Capital Corp., Sr. Notes
230	11.125%, 1/15/11	184,575
	CSC Holdings, Inc., Sr. Notes
290	6.75%, 4/15/12 (4)	282,025
	CSC Holdings, Inc., Sr. Notes, Series B
100	7.625%, 4/1/11	101,250

	CSC Holdings, Inc., Sr. Sub. Notes
$475	10.50%, 5/15/16	$518,937
	Insight Communications, Sr. Disc. Notes
400	12.25%, 2/15/11	409,000
	Kabel Deutschland GMBH
485	10.625%, 7/1/14 (4)	538,350
	Ono Finance PLC, Sr. Notes
85	14.00%, 2/15/11	94,775
	Paxson Communications Corp., Variable Rate
4,000	6.349%, 1/15/10 (4)	4,020,000
	Rainbow National Services, LLC, Sr. Notes
180	8.75%, 9/1/12 (4)	198,450
	Rainbow National Services, LLC, Sr. Sub. Debs.
685	10.375%, 9/1/14 (4)	787,750
	UGS Corp.
1,060	10.00%, 6/1/12	1,181,900
		$9,433,512
	Chemicals and Plastics — 0.9%
	Avecia Group PLC
11	11.00%, 7/1/09	11,316
	BCP Crystal Holdings Corp., Sr. Sub Notes
312	9.625%, 6/15/14	354,120
	Borden U.S. Finance/Nova Scotia Finance, Sr. Notes
175	9.00%, 7/15/14 (4)	181,781
	Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, Series B
312	10.50%, 10/1/14	226,200
	Huntsman LLC
272	11.625%, 10/15/10	320,960
	Innophos, Inc., Sr. Sub. Notes
75	8.875%, 8/15/14 (4)	77,437
	Lyondell Chemical Co., Sr. Notes
938	10.50%, 6/1/13	1,088,080
	Nalco Co., Sr. Sub. Notes
605	8.875%, 11/15/13 (4)	662,475
	OM Group, Inc.
1,765	9.25%, 12/15/11	1,809,125
	Polyone Corp., Sr. Notes
275	10.625%, 5/15/10	297,000
	Polypore, Inc., Sr. Sub Notes
30	8.75%, 5/15/12	29,175
	PQ Corp.
80	7.50%, 2/15/13 (4)	80,400
	Rhodia SA, Sr. Notes
500	10.25%, 6/1/10	541,250

	Solo Cup Co., Sr. Sub. Notes
$210	8.50%, 2/15/14	$202,125
		$5,881,444
	Clothing/Textiles — 0.5%
	GFSI, Inc., Sr. Sub. Notes, Series B
1,025	9.625%, 3/1/07	937,875
	Levi Strauss & Co., Sr. Notes
550	12.25%, 12/15/12	620,125
230	9.75%, 1/15/15	242,650
	Levi Strauss & Co., Sr. Notes, Variable Rate
185	8.254%, 4/1/12	185,925
	Oxford Industries, Inc., Sr. Notes
470	8.875%, 6/1/11	506,425
	Perry Ellis International, Inc., Sr. Sub. Notes
70	8.875%, 9/15/13	71,575
	Phillips Van-Heusen, Sr. Notes
155	7.25%, 2/15/11	163,912
	Quiksilver, Inc., Sr. Notes
200	6.875%, 4/15/15 (4)	202,500
		$2,930,987
	Conglomerates — 0.3%
	Amsted Industries, Inc., Sr. Notes
615	10.25%, 10/15/11 (4)	667,275
	Mueller Group, Inc., Sr. Sub. Notes
635	10.00%, 5/1/12	682,625
	Mueller Holdings, Inc., Disc. Notes
295	14.75%, 4/15/14	216,825
	Spectrum Brands, Inc.
200	7.375%, 2/1/15	198,500
		$1,765,225
	Containers and Glass Products — 0.2%
	Intertape Polymer US, Inc., Sr. Sub. Notes
315	8.50%, 8/1/14	310,325
	Pliant Corp. (PIK)
851	11.625%, 6/15/09 (4)	925,444
	Pliant Corp., Sr. Notes
85	11.125%, 9/1/09	82,450
		$1,318,219
	Cosmetics/Toiletries — 0.0%
	Del Laboratories, Inc., Sr. Sub Notes
130	8.00%, 2/1/12	105,950
		$105,950

	Ecological Services and Equipment — 0.1%
	Allied Waste North America, Series B
$370	8.875%, 4/1/08	$392,200
	Waste Services, Inc., Sr. Sub. Notes
390	9.50%, 4/15/14 (4)	391,950
		$784,150
	Electronics/Electrical — 0.3%
	Advanced Micro Devices, Inc.
690	7.75%, 11/1/12	702,075
	Amkor Technologies, Inc., Sr. Notes
165	7.125%, 3/15/11	144,787
785	7.75%, 5/15/13	671,175
	CPI Holdco, Inc., Sr. Notes, Variable Rate
95	8.83%, 2/1/15	91,708
	Stratus Technologies, Inc., Sr. Notes
175	10.375%, 12/1/08	177,625
		$1,787,370
	Equipment Leasing — 0.1%
	United Rentals North America, Inc.
75	6.50%, 2/15/12	73,312
	United Rentals North America, Inc., Sr. Sub. Notes
520	7.00%, 2/15/14	492,700
		$566,012
	Farming and Agriculture — 0.0%
	United Agricultural Products, Sr. Notes
86	8.25%, 12/15/11	90,730
		$90,730
	Financial Intermediaries — 1.7%
	Alzette, Variable Rate
750	8.691%, 12/15/20 (4)	768,750
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
760	5.24%, 2/24/19 (4)	762,736
	Babson Ltd., Series 2005-1A, Class C1, Variable Rate
1,000	5.315%, 4/15/19 (4)	1,000,000
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
1,000	4.941%, 1/15/19 (4)	1,000,000
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
1,000	5.224%, 8/11/16 (4)	1,000,000
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
1,000	8.297%, 3/8/17	1,000,000
	Centurion CDO 9 Ltd., Series 2005-9A
750	0.00%, 7/17/19	750,000

	Dryden Leveraged Loan, Series 2004-6A, Class C1, Variable Rate
$1,500	4.055%, 7/30/16 (4)	$1,509,375
	First CLO, Ltd., Sr. Sub. Notes, Variable Rate
1,000	5.48%, 7/27/16 (4)	1,000,000
	Refco Finance Holdings
745	9.00%, 8/1/12	808,325
	Stanfield Vantage Ltd., Series 2005-1A, Class D, Variable Rate
1,000	5.337%, 3/21/17 (4)	1,000,000
		$10,599,186
	Food Products — 0.4%
	American Seafood Group, LLC
30	10.125%, 4/15/10	32,325
	ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes
400	11.50%, 11/1/11	292,000
	Pierre Foods, Inc., Sr. Sub. Notes
320	9.875%, 7/15/12	336,800
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
2,130	8.25%, 12/1/13	1,948,950
	WH Holdings Ltd./WH Capital Corp., Sr. Notes
105	9.50%, 4/1/11	112,875
		$2,722,950
	Food/Drug Retailers — 0.1%
	Rite Aid Corp.
305	7.125%, 1/15/07	308,050
190	8.125%, 5/1/10	196,887
		$504,937
	Forest Products — 0.5%
	Caraustar Industries, Inc.
40	7.375%, 6/1/09	40,300
	Caraustar Industries, Inc., Sr. Sub. Notes
845	9.875%, 4/1/11	864,012
	Georgia-Pacific Corp.
65	9.50%, 12/1/11	78,325
	JSG Funding PLC, Sr. Sub. Notes
145	7.75%, 4/1/15	123,975
	Newark Group, Inc., Sr. Sub. Notes
625	9.75%, 3/15/14	578,125
	NewPage Corp.
575	10.00%, 5/1/12 (4)	586,500
	Norske Skog Canada Ltd., Sr. Notes, Series D
100	8.625%, 6/15/11	104,000
	Stone Container Corp., Sr. Notes
270	9.25%, 2/1/08	283,500

	Stone Container Finance Canada
$750	7.375%, 7/15/14	$718,125
		$3,376,862
	Healthcare — 0.9%
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
250	10.00%, 2/15/15 (4)	268,750
	Healthsouth Corp.
180	7.625%, 6/1/12	177,300
	Healthsouth Corp., Sr. Notes
280	7.375%, 10/1/06	285,600
30	8.375%, 10/1/11	30,187
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
1,565	8.75%, 2/15/12	1,525,875
	Knowledge Learning Center, Sr. Sub. Notes
160	7.75%, 2/1/15 (4)	154,400
	Medical Device Manufacturing, Inc., Series B
235	10.00%, 7/15/12	253,800
	National Mentor, Inc., Sr. Sub. Notes
225	9.625%, 12/1/12 (4)	239,062
	Service Corp. International, Sr. Notes
400	7.00%, 6/15/17 (4)	412,500
	Tenet Healthcare Corp., Sr. Notes
500	9.25%, 2/1/15 (4)	517,500
	US Oncology, Inc.
220	9.00%, 8/15/12	240,900
425	10.75%, 8/15/14	476,000
	Vanguard Health Holding Co. II LLC, Sr. Sub. Notes
475	9.00%, 10/1/14	518,937
	Ventas Realty L.P./Capital Corp., Sr. Notes
140	7.125%, 6/1/15 (4)	148,750
	VWR International, Inc., Sr. Sub. Notes
305	8.00%, 4/15/14	295,087
		$5,544,648
	Home Furnishings — 0.0%
	Fedders North America, Inc.
240	9.875%, 3/1/14	171,600
		$171,600
	Industrial Equipment — 0.4%
	Case New Holland, Inc., Sr. Notes
40	9.25%, 8/1/11	43,500
	General Cable Corp., Sr. Notes
80	9.50%, 11/15/10	83,600
	Milacron Escrow Corp.
570	11.50%, 5/15/11	581,400

	Thermadyne Holdings Corp., Sr. Sub. Notes
$2,180	9.25%, 2/1/14	$2,081,900
		$2,790,400
	Leisure Goods/Activities/Movies — 0.5%
	Affinity Group, Inc., Sr. Sub. Notes
1,190	9.00%, 2/15/12	1,225,700
	AMC Entertainment, Inc., Sr. Sub. Notes
210	9.875%, 2/1/12	213,150
	LCE Acquisition Corp., Sr. Sub. Notes
600	9.00%, 8/1/14 (4)	588,000
	Marquee Holdings, Inc., Sr. Disc. Notes
590	12.00%, 8/15/14	365,800
	Samsonite Corp., Sr. Sub. Notes
365	8.875%, 6/1/11	395,112
	Universal City Development Partners, Sr. Notes
245	11.75%, 4/1/10	282,669
	Universal City Florida Holding, Sr. Notes
55	8.375%, 5/1/10	58,025
		$3,128,456
	Lodging and Casinos — 0.7%
	CCM Merger, Inc.
235	8.00%, 8/1/13 (4)	240,581
	Felcor Lodging L.P., Sr. Notes, Variable Rate
140	7.78%, 6/1/11	146,650
	Host Marriot L.P., Series O
30	6.375%, 3/15/15	29,850
	Inn of the Mountain Gods, Sr. Notes
1,000	12.00%, 11/15/10	1,158,750
	Majestic Star Casino LLC
465	9.50%, 10/15/10	479,531
	Meristar Hospitality Operations/Finance
280	10.50%, 6/15/09	300,300
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
95	8.00%, 4/1/12	102,006
	OED Corp./Diamond Jo LLC
355	8.75%, 4/15/12	345,681
	Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp.
30	10.75%, 2/1/12	30,412
	Seneca Gaming Corp., Sr. Notes
190	7.25%, 5/1/12	198,075
250	7.25%, 5/1/12 (4)	260,625
	Station Casinos, Inc., Sr. Sub Notes
215	6.875%, 3/1/16 (4)	222,525

	Trump Entertainment Resorts, Inc.
$740	8.50%, 6/1/15	$754,800
	Wynn Las Vegas LLC/Corp.
105	6.625%, 12/1/14	102,769
		$4,372,555
	Nonferrous Metals/Minerals — 0.1%
	Aleris International, Inc.
163	9.00%, 11/15/14	171,558
	Aleris International, Inc., Sr. Notes
100	10.375%, 10/15/09	110,750
	Alpha Natural Resources, Sr. Notes
135	10.00%, 6/1/12	150,525
	Novelis, Inc., Sr. Notes
245	7.25%, 2/15/15 (4)	251,738
		$684,571
	Oil and Gas — 0.5%
	Clayton Williams Energy, Inc., Sr. Notes
95	7.75%, 8/1/13 (4)	95,238
	Coastal Corp., Sr. Debs.
225	9.625%, 5/15/12	252,000
	Dynegy Holdings, Inc. Debs.
330	7.625%, 10/15/26	323,400
	Dynegy Holdings, Inc., Sr. Notes
115	10.125%, 7/15/13 (4)	131,675
	El Paso Corp.
140	6.95%, 12/15/07	142,975
	El Paso Corp., Sr. Notes
195	7.625%, 8/16/07 (4)	200,850
	El Paso Production Holding Co.
50	7.75%, 6/1/13	53,313
	Giant Industries
225	8.00%, 5/15/14	237,375
	Hanover Compressor Co., Sr. Sub. Notes
680	0.00%, 3/31/07	615,400
	Hanover Equipment Trust, Series B
135	8.75%, 9/1/11	144,788
	Ocean Rig Norway AS, Sr. Notes
100	8.375%, 7/1/13 (4)	105,000
	Parker Drilling Co., Sr. Notes
100	9.625%, 10/1/13	114,000
	Petrobras International Finance Co.
50	7.75%, 9/15/14	52,750
	Titan Petrochemicals Group Ltd.
60	8.50%, 3/18/12 (4)	56,700

	Transmontaigne, Inc., Sr. Sub. Notes
$175	9.125%, 6/1/10	$187,250
	United Refining Co., Sr. Notes
335	10.50%, 8/15/12	351,750
75	10.50%, 8/15/12 (4)	78,750
	Williams Cos., Inc. (The)
80	8.75%, 3/15/32	99,400
		$3,242,614
	Publishing — 0.5%
	Advanstar Communications, Inc.
1,000	10.75%, 8/15/10	1,140,000
	American Media Operations, Inc., Series B
745	10.25%, 5/1/09	758,038
	CBD Media, Inc., Sr. Sub. Notes
125	8.625%, 6/1/11	131,406
	Dex Media West LLC, Sr. Sub. Notes
87	9.875%, 8/15/13	99,615
	Houghton Mifflin Co., Sr. Sub. Notes
1,145	9.875%, 2/1/13	1,253,775
		$3,382,834
	Radio and Television — 0.7%
	CanWest Media, Inc.
464	8.00%, 9/15/12	494,510
	CanWest Media, Inc., Sr. Sub. Notes
500	10.625%, 5/15/11	547,500
	Emmis Communications Corp., Sr. Notes, Class A, Variable Rate
3,000	9.314%, 6/15/12 (4)	3,018,750
	Fisher Communications, Inc., Sr. Notes
40	8.625%, 9/15/14	43,500
	Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes
110	11.375%, 4/1/13	84,288
	Nextmedia Operating, Inc.
100	10.75%, 7/1/11	109,625
	PanAmSat Corp.
178	9.00%, 8/15/14	197,580
		$4,495,753
	Rail Industries — 0.1%
	Greenbrier Cos., Inc. (The), Sr. Notes
370	8.375%, 5/15/15 (4)	387,575
	TFM SA de C.V., Sr. Notes
85	12.50%, 6/15/12	100,513
		$488,088

	Steel — 0.0%
	Ispat Inland ULC, Sr. Notes
$199	9.75%, 4/1/14	$235,815
		$235,815
	Surface Transport — 0.1%
	Horizon Lines, LLC
275	9.00%, 11/1/12 (4)	296,313
	OMI Corp., Sr. Notes
30	7.625%, 12/1/13	30,713
	Quality Distribution LLC/QD Capital Corp.
75	9.00%, 11/15/10	69,469
	Quality Distribution LLC/QD Capital, Variable Rate
130	7.641%, 1/15/12 (4)	124,313
		$520,808
	Telecommunications — 2.0%
	AirGate PCS, Inc., Variable Rate
105	7.349%, 10/15/11	109,725
	Alamosa Delaware, Inc., Sr. Disc. Notes
180	12.00%, 7/31/09	201,825
	Alamosa Delaware, Inc., Sr. Notes
515	11.00%, 7/31/10	589,675
	Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes
380	10.125%, 6/15/13	429,875
	Digicel Ltd., Sr. Notes
100	9.25%, 9/1/12 (4)	103,250
	Inmarsat Finance PLC
269	7.625%, 6/30/12	286,149
	Intelsat Bermuda Ltd., Sr. Notes
250	8.25%, 1/15/13 (4)	262,500
	Intelsat Bermuda Ltd., Sr. Notes, Variable Rate
395	8.695%, 1/15/12 (4)	404,875
	Intelsat Ltd., Sr. Notes
700	5.25%, 11/1/08	666,750
	IWO Escrow Co., Sr. Disc. Notes
200	10.75%, 1/15/15 (4)	144,000
	LCI International, Inc., Sr. Notes
905	7.25%, 6/15/07	891,425
	New Skies Satellites NV, Sr. Notes
310	9.125%, 11/1/12	320,850
	New Skies Satellites NV, Sr. Notes, Variable Rate
195	8.539%, 11/1/11	203,775
	Paxson Communications Corp.
105	10.75%, 7/15/08	104,475

	Qwest Capital Funding, Inc.
$375	7.75%, 8/15/06	$384,375
180	6.375%, 7/15/08	177,300
130	7.90%, 8/15/10	131,300
	Qwest Communications International, Inc.
95	7.25%, 2/15/11	93,100
	Qwest Communications International, Inc., Sr. Notes
690	7.50%, 2/15/14 (4)	669,300
	Qwest Corp., Sr. Notes
140	7.625%, 6/15/15 (4)	145,250
	Qwest Corp., Sr. Notes, Variable Rate
925	6.671%, 6/15/13 (4)	971,250
	Qwest Services Corp.
525	13.50%, 12/15/10	606,375
	Rogers Wireless, Inc.
305	7.50%, 3/15/15	334,738
	Rogers Wireless, Inc., Sr. Sub. Notes
170	8.00%, 12/15/12	184,025
	Rogers Wireless, Inc., Variable Rate
1,453	6.535%, 12/15/10	1,520,201
	Rural Cellular Corp., Variable Rate
2,000	7.51%, 3/15/10	2,085,000
	SBA Telecommunications, Sr. Disc. Notes
145	9.75%, 12/15/11	133,763
	UbiquiTel Operating Co., Sr. Notes
395	9.875%, 3/1/11	442,894
	Western Wireless Corp., Sr. Notes
260	9.25%, 7/15/13	297,700
		$12,895,720
	Utilities — 0.2%
	Calpine Corp., Sr. Notes
265	8.25%, 8/15/05	265,663
60	7.625%, 4/15/06	55,500
500	8.75%, 7/15/07	400,000
	Mission Energy Holding Co.
215	13.50%, 7/15/08	258,000
	NRG Energy, Inc., Sr. Notes
366	8.00%, 12/15/13 (4)	393,450
		$1,372,613
	Total Corporate Bonds & Notes (identified cost $100,387,732)	$101,410,997

Convertible Bonds — 0.1%

Principal
Amount
(000’s omitted)	Security	Value
$105	Amkor Technologies, Inc.	$100,800
230	L-3 Communications Corp. (4)(5)	235,175
220	Nortel Networks Ltd.	206,525
	Total Convertible Bonds (identified cost, $546,708)	$542,500

Common Stocks — 0.1%

Shares	Security	Value
98	Crown Castle International Corp. (6)	$2,132
535,000	Trump Atlantic City (5)(6)	20,598
33,486	Trump Entertainment Resorts, Inc. (6)	633,220
	Total Common Stocks (identified cost, $438,221)	$655,950

Preferred Stocks — 0.0%

934	Crown Castle International Corp., (PIK)	$46,466
	Total Preferred Stocks (identified cost, $44,588)	$46,466

Warrants — 0.0%

Shares/Rights	Security	Value
190	Mueller Holdings, Inc., Exp. 4/15/14 (4)(6)	$68,448
	Total Warrants (identified cost, $0)	$68,448

Closed-End Investment Companies  — 3.6%

Shares	Security	Value
87,500	Citigroup Investments Corporate Loan Fund, Inc.	$1,168,125
125,000	First Trust/Four Corners Senior Floating Rate Income Fund II	2,221,250
20,000	Floating Rate Income Strategies Fund II, Inc.	362,000
25,000	Floating Rate Income Strategies Fund, Inc.	456,000
895,800	ING Prime Rate Trust	6,342,264
130,000	Pioneer Floating Rate Trust	2,316,600
1,197,000	Van Kampen Senior Income Trust	9,792,657
	Total Closed-End Investment Companies (identified cost, $23,835,934)	$22,658,896

Commercial Paper — 5.9%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$18,513,000	08/01/05	General Electric Capital Corp.	3.29%	$18,513,000
3,000,000	08/04/05	HSBC Finance Corp.	3.30%	2,999,175
15,967,000	08/03/05	Old Line Funding	3.27%	15,964,099
Total Commercial Paper (at amortized cost)				$37,476,274

Short-Term Investments — 0.3%

Principal	Maturity
Amount	Date	Borrower	Rate	Amount
$2,000,000	08/01/05	Investors Bank and Trust Company Time Deposit	3.30%	$2,000,000
Total Short-Term Investments (at amortized cost)				$2,000,000
Total Investments — 161.6% (identified cost $1,015,493,940)				$1,021,905,287
Less Unfunded Loan Commitments — (1.0)%				$(6,393,924)
Net Investments — 160.6% (identified cost $1,009,100,016)				$1,015,511,363
Other Assets, Less Liabilities — 1.8%				$11,366,961
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (62.4)%				$(394,592,089)
Net Assets Applicable to Common Shares — 100.0%				$632,286,235

PIK	—	Payment In Kind.

(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)	Unfunded loan commitments. The Trust may enter into certain credit agreements all or a portion of which may be unfunded. The Trust is obligated to fund these commitments at the Borrower’s discretion.
(3)	Defaulted security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2005, the aggregate value of the securities is $32,199,984 or 5.1% of the net assets.

(5)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(6)	Non-income producing security.

A summary of financial instruments at July 31, 2005 is as follows:

Credit Default Swaps

			Net Unrealized
Notional	Expiration		Appreciation
Amount	Date	Description	(Depreciation)
2,800,000 USD	9/20/2008	Agreement with Credit Suisse First Boston dated 1/9/2004 to pay 2.45% per year times the notional amount. The Trust makes payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap). Credit Suisse First Boston agrees to pay the Trust the notional amount of the swap.	$(111,497)
2,800,000 USD	9/20/2008	Agreement with Credit Suisse First Boston dated 1/27/2004 to pay 2.45% per year times the notional amount. The Trust makes payment only upon a default event on underlying loan assets (47 in total, each representing 2.13% of the notional value of the swap). Credit Suisse First Boston agrees to pay the Trust the notional amount of the swap.	$(102,097)
2,000,000 USD	3/20/2010	Agreement with Lehman Brothers Special Financing, Inc. dated 3/15/2005 to pay 2.2% per year times the notional amount. The Trust makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$(22,989)

At July 31, 2005, the Trust had sufficient cash segregated to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of investments owned by the Trust at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,016,515,115
Gross unrealized appreciation	$10,024,516
Gross unrealized depreciation	(4,634,344)
Net unrealized appreciation	$5,390,172

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Floating-Rate Trust

By:	/s/ Thomas E. Faust Jr
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr
Thomas E. Faust Jr.
President and Principal Executive Officer
Date:	September 27, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	September 27, 2005